Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.3%)
Pennsylvania (98.8%)
[1]	Aliquippa Municipal Water Authority Water & Sewer	4.000%	11/15/46	600	666
[1]	Aliquippa Municipal Water Authority Water & Sewer	4.000%	11/15/51	1,750	1,942
[1]	Aliquippa Municipal Water Authority Water & Sewer	4.000%	11/15/55	2,200	2,438
[2]	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/46	4,095	4,558
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	4,000	4,725
	Allegheny County Higher Education Building Authority	4.000%	3/1/36	850	964
	Allegheny County Higher Education Building Authority	4.000%	3/1/37	1,050	1,189
	Allegheny County Higher Education Building Authority	4.000%	3/1/38	1,105	1,247
	Allegheny County Higher Education Building Authority	4.000%	3/1/39	2,000	2,252
	Allegheny County Higher Education Building Authority	4.000%	3/1/40	2,120	2,383
	Allegheny County Higher Education Building Authority	4.000%	3/1/41	3,000	3,367
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	2,897
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,262
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,669
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,035	2,187
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	1,108
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	0.080%	3/1/22	42,500	42,500
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	28
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	11
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,000	3,532
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	1,500	1,815
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,000	3,530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	3,200	3,868
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,585
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	6,461
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,838
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	6,163
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	10,440	11,684
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	7,250	8,098
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,000	5,482
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	1,750	1,949
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,000	1,110
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	19,000	20,592
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	21,230	24,325
[3,4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	3/1/22	10,040	10,040
	Allegheny County IDA	4.000%	6/15/41	1,405	1,443
	Allegheny County IDA	4.000%	6/15/51	1,100	1,117
	Allegheny County IDA	4.000%	6/15/56	1,165	1,174
[3]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,075	1,054
[3]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,948
[3]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	3,204
	Allegheny County PA GO	5.000%	11/1/26	2,540	2,949
	Allegheny County PA GO	4.000%	11/1/30	3,000	3,321
	Allegheny County PA GO	4.000%	11/1/33	300	342
	Allegheny County PA GO	4.000%	11/1/34	915	1,042
	Allegheny County PA GO	5.000%	12/1/34	1,695	1,859
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,395
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,706
[2]	Allegheny County PA GO, Prere.	5.000%	12/1/22	10,000	10,314
[5]	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,072
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	890
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,231
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	2,902
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	6,000	6,724
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,678
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	500	520
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	1,169
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	4,500	4,665
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	4,250	4,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,743
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	3,000	3,562
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,917
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	7,485	8,166
[2]	Allentown City School District GO	4.000%	2/15/24	550	575
[1]	Allentown City School District GO	5.000%	2/1/32	3,075	3,745
[1]	Allentown City School District GO	5.000%	6/1/32	1,465	1,650
[1]	Allentown City School District GO	4.000%	2/1/34	1,500	1,697
[1]	Allentown City School District GO	5.000%	2/1/34	1,300	1,580
[1]	Allentown City School District GO	4.000%	2/1/35	1,175	1,328
[1]	Allentown City School District GO	5.000%	6/1/35	2,000	2,245
[1]	Allentown City School District GO	4.000%	2/1/36	1,100	1,242
[1]	Allentown City School District GO	5.000%	6/1/36	1,500	1,681
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/33	1,100	1,334
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/34	1,750	2,122
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/36	3,130	3,768
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	4,250	5,047
[3]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	1,965	2,320
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	1,180	1,188
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	250	252
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	11,530	11,606
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	15,595	15,698
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,000	1,131
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	1,000	1,130
[2]	Altoona Area School District GO	4.250%	12/1/49	3,500	3,767
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,695
[2]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	3,312
[1]	Armstrong School District GO	5.000%	3/15/31	1,800	2,185
[1]	Armstrong School District GO	3.000%	3/15/34	5,605	5,861
	Avon Grove School District Chester County GO	4.000%	11/15/35	500	573
	Avon Grove School District Chester County GO	4.000%	11/15/36	750	858
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,236
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,138
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	796
	Avon Grove School District Chester County GO	4.000%	11/15/40	700	795
[1]	Beaver County PA GO	4.000%	4/15/30	450	509
[1]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	57
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	700	764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	415
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,692
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	420	456
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	500	541
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	907
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,712
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	1,500	1,617
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/33	2,000	2,059
	Berks County PA GO	5.000%	11/15/25	1,545	1,747
[1]	Bermudian Springs School District GO	4.000%	5/1/44	2,500	2,768
[1]	Berwick Area School District GO	4.000%	11/15/46	1,775	1,999
	Bethel Park Municipal Authority Sewer Revenue	3.000%	9/1/47	3,210	3,276
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,761
[2]	Blue Mountain School District GO	4.000%	8/1/22	235	238
[2]	Blue Mountain School District GO	4.000%	8/1/23	345	359
[2]	Blue Mountain School District GO	4.000%	8/1/24	360	383
[2]	Blue Mountain School District GO	4.000%	8/1/25	385	418
[2]	Blue Mountain School District GO, ETM	4.000%	8/1/23	125	130
[2]	Blue Mountain School District GO, ETM	4.000%	8/1/24	140	149
[2]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	82
[1]	Bristol Township School District GO	4.000%	6/1/48	2,000	2,243
	Bristol Township School District GO, Prere.	5.250%	6/1/23	3,000	3,156
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	612
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	1,001
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	2,909
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,187
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	26,700	25,181
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	5,255	5,639
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,965
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	583
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	544
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	598
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,845
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,511
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	4,430	4,863
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,250	3,558
[2]	Cambria County PA GO	4.000%	8/1/32	1,000	1,104
[2]	Cambria County PA GO	4.000%	8/1/34	750	820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cambria County PA GO	4.000%	8/1/35	700	764
[1]	Canon Mcmillan School District GO	5.000%	12/15/37	3,000	3,255
[2]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,468
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,432
	Capital Region Water Revenue	5.000%	7/15/31	2,350	2,834
	Capital Region Water Revenue	5.000%	7/15/32	1,100	1,325
	Capital Region Water Revenue	5.000%	7/15/35	500	599
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,191
	Capital Region Water Sewer Revenue	5.000%	7/15/31	1,240	1,453
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	585
	Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,602
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,168
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	2,113
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	3,085
	Centennial School District Bucks County GO	5.000%	12/15/34	1,000	1,240
	Central Bradford Progress Authority Health, Hospital Nursing Home Revenue	3.000%	12/1/44	1,500	1,427
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	12,000	13,112
	Central Dauphin School District GO	4.000%	5/15/32	1,000	1,095
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,167
	Central Dauphin School District GO	4.000%	5/15/35	2,325	2,531
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,085
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,741
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	2,280
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	6,280	6,467
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,089
	Cheltenham Township School District GO	5.000%	3/15/38	4,210	4,617
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	3,119
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,834
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,000	2,193
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	3,502
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	4,371
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,000	11,165
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	2,500	2,891
	Chester County IDA Recreational Revenue	4.000%	12/1/46	10,000	11,345
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	5,593
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,210
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	5,000	6,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	3,750	4,159
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,166
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,243
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/45	2,000	2,157
[1]	Coatesville School District GO	0.000%	10/1/33	1,000	685
	Colonial PA School District GO	3.000%	2/15/39	350	366
	Colonial PA School District GO	3.000%	2/15/40	700	731
	Colonial PA School District GO	3.000%	2/15/41	700	731
	Colonial PA School District GO	3.000%	2/15/44	2,500	2,593
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	270
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,081
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,238
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	2,166
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,260
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,663
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	6,065
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,769
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	5,997
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	8,219
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,025	11,749
[2,5]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	36,550	40,237
	Commonwealth of Pennsylvania COP	5.000%	7/1/29	300	354
	Commonwealth of Pennsylvania COP	5.000%	7/1/30	375	442
	Commonwealth of Pennsylvania COP	5.000%	7/1/31	425	500
	Commonwealth of Pennsylvania COP	5.000%	7/1/34	475	557
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	989
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,168
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	1,022
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,166
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	10,000	10,000
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	230	233
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	175	181
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	4,000	4,158
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	215	228
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	10	11
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	59
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	16
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	10,878
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	9,875	10,798
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	15,000	16,804
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,595
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	6,240	7,024
[2]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,568
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	10,000	10,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	11,329
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	5,748
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	606
[2]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	10,507
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,531
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	11,515
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	5,000	5,757
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	5,000	5,537
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,000	6,015
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	10,000	10,447
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	10,350	11,436
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	3,848
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	10,000	10,301
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	7,000	7,388
[2]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	8,269
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	6,650	7,071
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	17,875	19,394
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	2,500	2,743
	Commonwealth of Pennsylvania GO	5.000%	10/15/31	10,000	10,617
	Commonwealth of Pennsylvania GO	4.000%	2/1/32	18,870	20,436
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	11,225	13,424
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,616
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	4,000	4,465
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	15,000	15,923
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	6,038
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	20,000	22,637
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	14,350	16,604
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	20,000	22,621
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	2,000	2,131
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	10,000	10,995
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	6,162
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	15,000	16,960
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	20,500	21,037
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	15,375
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	5,000	5,598
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	10,239
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	776
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,156
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,247
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	3,140
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	13,217
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	6,418
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	6,707
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	6,316
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	5,000	4,477
	Conestoga Valley School District GO	3.000%	2/1/33	1,000	1,047
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,291
	Conestoga Valley School District GO	3.000%	2/1/38	850	883
[1]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,841
[2]	Conrad Weiser Area School District GO	4.000%	9/1/34	3,085	3,450
[2]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	710
	Council Rock School District GO	2.050%	11/15/33	1,085	1,049
	Council Rock School District GO	3.250%	11/15/39	5,010	5,241
	Council Rock School District GO	2.050%	8/15/42	3,000	2,630
	County of Chester PA GO	4.000%	7/15/37	1,185	1,327
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	901
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,599
	Cumberland County Municipal Authority College & University Revenue	5.000%	11/1/39	4,685	5,421
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,049
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,693
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,578
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5,000	5,525
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	8,235
	Cumberland Valley School District GO	5.000%	12/1/31	750	834
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,116
	Cumberland Valley School District GO	5.000%	12/1/34	1,125	1,248
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,108
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	4,083
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,386
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,253
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	4,453
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	11,040	11,153
	Delaware County Authority College & University Revenue	5.000%	10/1/33	500	580
	Delaware County Authority College & University Revenue	5.000%	10/1/34	1,220	1,413
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	926
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,585
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	5,214
	Delaware County Authority College & University Revenue	5.000%	8/1/40	2,500	2,773
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,875	6,781
	Delaware County Authority College & University Revenue	5.000%	10/1/46	5,095	5,869
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,355	3,900
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,647
[1]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue, Prere.	5.000%	11/1/23	1,250	1,330
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/32	3,070	3,575
[1]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	3,250	3,774
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	1,000	1,160
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	4,056
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	18,930	21,867
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/44	755	904
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	11,500	13,246
	Delaware River Port Authority Highway Revenue	5.000%	1/1/30	3,000	3,651
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	3,500	3,734
	Delaware River Port Authority Highway Revenue	5.000%	1/1/32	2,750	3,339
	Delaware River Port Authority Highway Revenue	5.000%	1/1/33	5,000	5,329
	Delaware River Port Authority Highway Revenue	5.000%	1/1/34	3,500	3,725
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,407
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,000	12,761
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	3,005
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	720
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	5,115	5,435
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	2,184
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	3,640	3,757
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/25	2,715	2,799
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	3,305	3,407
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	1,000	1,031
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	9,207
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	13,020	15,866
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,730	3,887
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,445	4,628
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,170	1,217
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,025	1,065
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	865	898
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,040	4,426
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	883
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,176
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	587
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	631
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	888
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/45	3,850	4,206
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	2,835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,405	8,007
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	4,000	4,346
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	4,405	4,780
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	4,325	4,549
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	825	921
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	3,750	4,188
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,500	2,640
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,100	2,218
[1]	East Pennsboro Area School District GO	4.000%	10/1/44	2,370	2,619
[1]	East Pennsboro Area School District GO	4.000%	10/1/47	1,750	1,925
[1]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/27	250	267
[1]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	267
	Easton Area School District GO	4.000%	4/1/32	1,450	1,678
	Easton Area School District GO	4.000%	4/1/33	600	689
[4]	Emmaus General Authority Miscellaneous Revenue VRDO	0.190%	3/2/22	1,100	1,100
[2]	Erie City Water Authority Water Revenue	5.000%	12/1/43	1,500	1,772
[1]	Erie City Water Authority Water Revenue	4.000%	12/1/44	2,175	2,433
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	35
	Erie Higher Education Building Authority College & University Revenue	4.000%	5/1/36	300	330
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/47	955	1,119
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,481
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,559
[2]	Erie School District GO	5.000%	4/1/27	150	173
[2]	Erie School District GO	3.000%	4/1/32	3,360	3,523
[2]	Erie Sewer Authority Lease Revenue	4.000%	12/1/41	3,500	3,879
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,301
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,100	1,179
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	2,300	2,456
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	2,026
[1]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,366
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	4,906
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,218
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	4,400	5,063
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	8,000	8,886
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	5,000	5,390
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	13,100	15,048
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	25,030	26,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	16,500	18,020
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	15,000	17,920
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/33	320	359
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/34	560	628
	General Authority of Southcentral Pennsylvania College & University Revenue	3.500%	11/1/41	500	515
	General Authority of Southcentral Pennsylvania Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,209
	Gettysburg Area School District GO	4.000%	4/1/33	1,085	1,225
	Gettysburg Area School District GO	4.000%	4/1/35	750	839
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,341
[2]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,408
[2]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/41	1,500	1,687
[2]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/44	1,500	1,684
[2]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/48	3,500	3,915
	Hamburg Area School District GO	5.000%	4/1/22	300	301
	Hamburg Area School District GO	5.000%	4/1/23	335	349
	Haverford Township PA GO	3.650%	6/1/48	935	996
	Haverford Township School District GO	3.000%	3/1/31	3,920	4,118
	Haverford Township School District GO	3.000%	3/1/32	4,050	4,259
	Haverford Township School District GO	3.000%	3/1/33	4,160	4,355
	Haverford Township School District GO	3.000%	3/1/34	55	58
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	2,045	2,236
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	980
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	680
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	4,505	4,879
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	7,300	8,632
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	15,180	17,879
	Lancaster County PA GO	4.000%	11/1/32	300	340
	Lancaster County PA GO	4.000%	11/1/33	375	424
	Lancaster County PA GO	4.000%	11/1/34	500	563
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	10,022
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	771
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	812
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,400
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	0.100%	3/1/22	8,000	8,000
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.250%	12/15/32	2,600	2,796
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,340
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	675	692
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,750	1,782
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,800	2,837
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.375%	5/1/23	1,250	1,314
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.750%	5/1/23	2,200	2,321
[1]	Lancaster PA GO	4.000%	11/1/31	1,400	1,576
[1]	Lancaster PA GO	4.000%	11/1/32	2,445	2,749
[1]	Lancaster PA GO	4.000%	11/1/33	2,545	2,860
[1]	Lancaster PA GO	4.000%	11/1/34	2,660	2,986
[1]	Lancaster PA GO	4.000%	11/1/35	2,355	2,642
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	381
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	341
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	370
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	469
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	494
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	597
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	709
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	552
	Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,437
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	2,863
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,695	1,605
	Lehigh County Authority Water Revenue	5.000%	12/1/43	6,725	7,133
	Lehigh County Authority Water Revenue	5.125%	12/1/47	1,475	1,565
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	15	16
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	7,735	8,243
	Lehigh County Authority Water Revenue, Prere.	5.125%	12/1/23	1,700	1,815
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,550
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,886
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	7,400	8,225
[3,4]	Lehigh County General Purpose Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.450%	3/3/22	10,000	10,000
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	5,000	5,049
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,200	8,571
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	31,175	33,805
	Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	16
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	460
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	3,143
	Manheim Township School District GO	4.000%	2/1/31	1,000	1,137
	Mechanicsburg Area School District GO	4.000%	3/1/32	1,580	1,778

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mechanicsburg Area School District GO	4.000%	3/1/33	1,645	1,850
Methacton School District GO	4.000%	9/15/41	520	582
Methacton School District GO	4.000%	9/15/42	565	631
Methacton School District GO	4.000%	9/15/45	1,000	1,113
Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,215	4,711
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,875	5,982
Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,804
Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,085
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,175
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	4,000	4,439
Montgomery County Higher Education and Health Authority College & University Revenue (AICUP Financing Program) PUT	4.000%	5/1/23	1,130	1,158
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,165	1,255
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,293
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,076
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,074
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,250	2,488
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	2,094
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	30
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,608
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	3,277
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,942
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	5,150	5,576
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	6,825	7,962
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,163
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/48	3,000	3,165

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	5	5
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	3,000	3,288
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	10,000	9,956
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	12,500	13,552
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	3,000	3,556
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	422
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,589
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	7,830	8,569
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	11,255	12,240
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	4,455	5,169
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	103
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	6,177
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,657
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,301
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,743
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,982
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	772
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	3,004
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,730	6,085
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	7,073
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/22	100	102
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	235
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	319

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	271
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	385
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	331
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	220
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	110
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	230
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	246
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	109
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	246
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	403
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	621
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	898
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	767
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	435
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,116
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,113
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	4,110	4,125
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,795	4,198
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,531
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,300	3,651
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,250	12,445
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,500	9,403
Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	1,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	3,623
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,810
[2]	Montour School District GO, Prere.	5.000%	10/1/25	3,185	3,589
[2]	Moon Area School District GO	4.000%	11/15/31	2,050	2,283
[2]	Moon Area School District GO	4.000%	11/15/32	1,000	1,110
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	1,057
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	3,680
	Moon PA GO	4.000%	11/15/50	3,270	3,619
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,000	6,593
[2]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	1,900
[2]	Mount Union PA Area School District GO	5.000%	9/1/33	1,655	1,988
[2]	Mount Union PA Area School District GO	5.000%	9/1/34	1,740	2,086
[1]	New Kensington-Arnold School District GO	5.000%	5/15/23	2,025	2,115
[1]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,281
	Norristown Area School District GO	4.000%	9/1/30	1,000	1,102
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,743
	North Allegheny School District GO	3.000%	5/1/33	2,780	2,941
	North Penn Water Authority Water Revenue	4.000%	11/1/30	500	572
	North Penn Water Authority Water Revenue	4.000%	11/1/32	1,400	1,585
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	8,205
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,683
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,968
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	2,000	2,346
	Northampton County General Purpose Authority College & University Revenue VRDO	0.220%	3/3/22	3,415	3,415
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,532
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,272
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	9,555	10,016
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	7,680
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,522
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,795	2,016
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	4,255
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,775	1,786
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,006
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	2,075
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,251
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	1,124
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,230
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,384
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,286
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	4,115
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,368
[1]	Northeastern School District/York County GO	3.000%	3/1/33	525	550
[1]	Northeastern School District/York County GO	3.000%	3/1/34	300	314
[1]	Northeastern School District/York County GO	3.000%	3/1/35	250	261
[1]	Northeastern School District/York County GO	3.000%	3/1/38	850	880
[1]	Northeastern School District/York County GO	3.000%	3/1/41	800	822
[1]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	2,159
[1]	Northern Tioga School District GO	5.000%	4/1/31	700	814
[1]	Northern Tioga School District GO	4.000%	4/1/33	500	547
[1]	Penn Hills School District GO	3.000%	10/1/30	3,030	3,200
[1]	Penn Hills School District GO	3.000%	10/1/31	4,180	4,403
[1]	Penn Hills School District GO	3.000%	10/1/32	2,845	2,992
[1]	Penn Hills School District GO	3.000%	10/1/33	5,015	5,270
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,943
	Penn Manor School District GO	5.000%	3/1/38	1,250	1,423
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	887
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	2,938
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,219
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	3,983
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	3,372
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	6,847
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,000	5,414
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	8,659
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/32	2,500	2,724
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	11,405	11,970
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	1,874
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,445	1,646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,928
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,500	4,716
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/45	5,000	5,387
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/45	4,000	4,228
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	11,070
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	4,944
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	10,000	10,851
[3,4]	Pennsylvania GO TOB VRDO	0.230%	3/7/22	3,335	3,335
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,800	3,816
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,930
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	4,326
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	2,125	2,360
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,387
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/30	200	244
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/31	4,000	4,388
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	2,046
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/31	295	359
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,330	3,607
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/32	230	279
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,951
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,310	2,500
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,830
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,366
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	3,286
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,413
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	2,170
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,494
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,534
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	5,328
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,645	1,840
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	10,092
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	10,000	11,069
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/44	2,000	2,229
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,414
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,974
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/27	1,250	1,266
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/42	535	539
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	11,120	11,161
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/22	1,260	1,295
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/23	2,025	2,125
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/23	1,265	1,345
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	750	832
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	4,336
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,180	1,307
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	856
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,695	2,986
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	500	623
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,381
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,453
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	895
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,245	2,815
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,243
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,150	1,428
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,239
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	5,000	5,468
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	11,000	12,188
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	6,000	6,507
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	6,675	7,288
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,400	6,071
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,130	6,250
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	3,000	3,672
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	5	5
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	17,800	19,465
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	7,579
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	10,015	11,558
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	14,000	15,619
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	12,010	14,344
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	10,900	12,015
[4]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.210%	3/2/22	4,200	4,200
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,563
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	3,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	1,050
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,659	8,065
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,902
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	4,610
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	4,585	4,643
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	6,817
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	3,085
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	5,651
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	6,849
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	4,721
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	3,680	3,740
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	6,453
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	6,074
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	4,577
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	5,000	4,650
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	10,005	8,825
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	6,648
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,994
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	2,654
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	6,676
[3,4]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.230%	3/3/22	1,375	1,375
[3,4]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.300%	3/3/22	6,600	6,600
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	7,000	7,753
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	6,900	7,703
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	5,724
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	5,439
	Pennsylvania State University College & University Revenue	5.000%	9/1/46	2,070	2,483
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	3,040	3,509
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	8,941
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,552
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	4,179
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	17,869
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	9,424
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	17,100	19,944
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	33,000	37,010
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	10,000	11,088
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	7,000	7,755
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	2,305	2,607
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,060	7,988
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	7,090	7,899
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	10,000	10,934
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	9,325	10,949
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	6,095
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,482
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,000	2,186
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,800	10,676
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	500	605
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/33	2,560	2,874
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	1,325	1,542
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	545	607
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,914
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	3,855	4,254
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	9,000	10,519
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,000	2,184
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	10,922
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/34	4,410	4,950
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,463
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,425
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	5,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,817
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,205
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,260	1,414
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	11,378
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	7,261
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	4,000	4,385
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,554
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,639
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	7,584
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,542
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	9,056
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	3,500	3,831
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,555	2,919
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	3,377
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	5,345	6,682
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	19,950	22,441
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,600	1,824
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,100	2,291
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	7,200	7,957
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	7,220	3,985
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	271
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,255	2,537
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,517
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	14,500	16,573
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,000	1,123
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,000	5,638
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,421
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,500	5,061
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,275	1,355
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,400	6,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,000	6,518
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,890	2,257
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,640	2,910
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	14,960	16,611
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	4,700	5,233
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	5,515	6,629
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	5,000	5,597
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	3,605	4,004
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	4,095	4,536
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	16,000	18,026
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	8,079
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	12,500	14,475
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	13,750	16,084
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,380	5,865
[2]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,000	5,607
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	5,650	6,726
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	9,400	11,267
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	3,374
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	3,250	3,598
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,985	3,323
[3,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.300%	3/3/22	6,910	6,910
[3,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.300%	3/3/22	4,140	4,140
[3,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.300%	3/3/22	2,800	2,800
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	9,970
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,140	2,206
[2,3,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.100%	3/1/22	9,895	9,895
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,599
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	9,045
[3]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	200	221
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	1,385	1,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	200	218
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/51	240	245
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/56	170	173
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,621
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	3,500	3,859
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,000	2,406
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,000	2,403
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	4,750	5,213
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,400	1,557
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,975	2,193
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/40	7,430	8,140
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/40	1,000	1,101
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	15,030	16,468
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/50	2,000	2,181
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,536
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	4,208
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,547
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,385
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,776
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	4,196
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	12,586
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	12,000	13,645
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	960	1,083
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,374
	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/37	3,250	3,760
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	1,375	1,408
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/28	1,400	1,607
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,490
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/31	3,270	3,742
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,857
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,767
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,628
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,317
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,315
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	6,120
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,659
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,738
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	3,000	3,360
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	11,800	13,348
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	8,000	9,629
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,152
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	3,850	3,905
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,226
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,561
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	2,089
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,624
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,520
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	870
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,575
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	4,436
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,772
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	6,000	6,683
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,758
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	5,032
	Philadelphia PA GO	5.000%	8/1/26	4,125	4,725
	Philadelphia PA GO	5.000%	2/1/30	2,500	3,065
	Philadelphia PA GO	5.000%	2/1/31	2,500	3,063
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,331
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,447
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,496
	Philadelphia PA GO	5.000%	8/1/32	4,420	5,151
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,444
[2]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,976
	Philadelphia PA GO	5.000%	5/1/36	4,690	5,812
	Philadelphia PA GO	4.000%	5/1/37	4,435	5,075
	Philadelphia PA GO	4.000%	5/1/38	4,000	4,568
	Philadelphia PA GO	4.000%	5/1/41	2,020	2,295
	Philadelphia PA GO, Prere.	5.250%	1/15/24	3,585	3,855
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/31	6,210	6,825
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/32	6,440	7,062
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/32	1,000	1,179
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/33	1,765	2,080
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,000	6,420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,358
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,735	3,400
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,413
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,505
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,822
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	3,137
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,876
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,806
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	5,170	6,232
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,350
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	8,800	10,548
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	10,000	11,315
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	4,000	4,623
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,176
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	10,000	11,786
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	9,583
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,000	10,860
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	4,375	4,751
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	14,000	15,204
[6]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	380	381
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/27	2,000	2,215
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/28	3,000	3,316
[9]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,739
	Philadelphia School District GO	5.000%	9/1/28	5,000	5,724
	Philadelphia School District GO	5.000%	9/1/29	2,665	2,973
	Philadelphia School District GO	5.000%	9/1/29	2,135	2,439
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,231
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,248
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,843
	Philadelphia School District GO	5.000%	9/1/35	4,240	5,044
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,288
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,589
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,284
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,537
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,584
[2]	Philadelphia School District GO	4.000%	9/1/43	3,160	3,527
	Philadelphia School District GO	5.000%	9/1/44	10,165	12,188
	Pine-Richland School District GO	4.000%	3/1/35	500	574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,427
	Pine-Richland School District GO	4.000%	3/1/37	750	856
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,179
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	589
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,176
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	587
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	587
	Pittsburgh PA GO	3.000%	9/1/32	500	525
	Pittsburgh PA GO	3.000%	9/1/33	550	577
	Pittsburgh PA GO	4.000%	9/1/34	650	737
	Pittsburgh PA GO	5.000%	9/1/34	50	59
	Pittsburgh PA GO	4.000%	9/1/35	750	837
	Pittsburgh PA GO	5.000%	9/1/35	600	702
	Pittsburgh PA GO	4.000%	9/1/36	875	976
	Pittsburgh PA GO	4.000%	9/1/36	840	949
	Pittsburgh PA GO	5.000%	9/1/36	825	965
	Pittsburgh PA GO	4.000%	9/1/37	500	563
	Pittsburgh PA GO	4.000%	9/1/38	500	555
	Pittsburgh PA GO	4.000%	9/1/38	800	900
	Pittsburgh PA GO	4.000%	9/1/39	750	842
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,207
	Pittsburgh School District GO	4.000%	9/1/36	1,220	1,342
	Pittsburgh School District GO	4.000%	9/1/37	1,180	1,295
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,906
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,830	9,537
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,258
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,240	1,552
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	4,500	5,676
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,664
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	1,085	1,325
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	950	1,085
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/36	5,300	5,618
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,535
[2]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	518
[2]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	315
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/40	5,000	5,296
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/45	2,375	2,642
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/50	2,500	2,755
[1]	Plum Boro PA School District GO, Prere.	5.000%	9/15/23	4,920	5,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	3,750	4,085
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,779
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	7,117
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	14,405	16,274
	Quaker Valley PA School District GO	5.000%	10/1/31	350	438
	Quaker Valley PA School District GO	5.000%	10/1/32	365	456
	Quaker Valley PA School District GO	5.000%	10/1/33	330	411
	Quaker Valley PA School District GO	5.000%	10/1/34	400	497
	Quaker Valley PA School District GO	5.000%	10/1/35	350	434
	Radnor Township School District GO	4.000%	8/15/38	1,430	1,627
	Radnor Township School District GO	4.000%	8/15/39	1,400	1,610
	Radnor Township School District GO	4.000%	8/15/40	1,250	1,417
[2]	Reading School District GO	5.000%	3/1/38	1,750	2,011
[2]	Ridley School District GO	4.000%	11/15/34	1,000	1,141
[2]	Ridley School District GO	4.000%	11/15/35	1,250	1,422
[2]	Ridley School District GO	4.000%	11/15/37	800	906
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,707
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,252
	School District of Philadelphia GO	4.000%	9/1/39	5,260	5,943
	School District of Philadelphia GO	4.000%	9/1/40	2,630	2,961
	School District of Philadelphia GO	4.000%	9/1/41	4,830	5,421
	School District of Philadelphia GO	4.000%	9/1/46	7,500	8,291
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	12
[1]	Schuylkill County Municipal Authority Water Revenue	4.000%	6/15/40	3,650	3,919
[2]	Scott PA GO	3.000%	8/15/34	290	307
[2]	Scott PA GO	3.000%	8/15/38	300	311
[2]	Scott PA GO	3.000%	8/15/42	650	670
[2]	Scott PA GO	3.000%	8/15/46	600	613
	Scranton PA School District GO	4.000%	12/1/40	500	556
	Scranton PA School District GO	4.000%	12/1/45	1,740	1,921
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,796
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/30	1,285	1,490
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/31	1,250	1,449
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,480
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,308
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,385
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,695	1,876
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,652
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,968
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	11,500	12,659
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	3/1/22	20,160	20,160
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,711
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,225
	State College PA Area School District GO	5.000%	5/15/36	375	447
	State College PA Area School District GO	5.000%	5/15/37	680	810
	State College PA Area School District GO	5.000%	5/15/38	400	476
	State College PA Area School District GO	5.000%	3/15/40	3,000	3,282
[1]	State Public School Building Authority College & University Revenue	4.000%	3/1/31	500	561
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,122
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,325
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,653
[1]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,082
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/29	1,210	1,331
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,161
	State Public School Building Authority College & University Revenue, Prere.	5.500%	5/1/23	6,165	6,487
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,545	4,180
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,145
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,234
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,410	13,186
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	8,000	9,198
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	5,334
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,711
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,843
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,468
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,405
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,815
[2]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	415	482
[2]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	480	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	650	754
[1]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	5,000	5,069
	Susquehanna Township School District GO	3.000%	5/15/33	1,500	1,581
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,906
[1]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,344
[1]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,341
[1]	Trinity Area School District GO	4.000%	1/15/38	3,700	4,101
[2]	Trinity Area School District GO	4.000%	11/1/43	1,325	1,502
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	3,309
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/48	3,000	3,369
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	4,895
[1]	Upper Darby School District GO	4.000%	4/1/51	2,800	3,098
	Upper Merion Area School District GO	5.000%	1/15/34	500	563
	Upper Merion Area School District GO	5.000%	1/15/36	1,620	1,773
	Upper Merion Area School District GO	4.000%	1/15/46	3,000	3,342
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	7,658
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	5,304
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,650
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,295
	West Bradford Township PA GO	4.000%	12/15/40	745	829
	West Bradford Township PA GO	4.000%	12/15/45	1,395	1,540
	West Bradford Township PA GO	4.000%	12/15/49	1,125	1,238
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	2,993
[1]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,363
[1]	West Mifflin School District GO	3.000%	4/1/38	5,920	6,142
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/22	510	515
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,605	1,713
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,610
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,750	1,865
	West Shore PA School District GO	4.000%	11/15/34	640	730
	West Shore PA School District GO	4.000%	11/15/35	540	616
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,253
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,135
	West Shore PA School District GO	4.000%	11/15/38	500	567
	West Shore PA School District GO	4.000%	11/15/40	900	1,016
	West Shore PA School District GO	4.000%	11/15/45	1,000	1,123
	West Shore PA School District GO	4.000%	11/15/48	1,000	1,113
	West View Municipal Authority Water Revenue	4.000%	11/15/32	1,050	1,179
	West View Municipal Authority Water Revenue	4.000%	11/15/33	1,000	1,120
	West View Municipal Authority Water Revenue	4.000%	11/15/34	1,000	1,117
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,337
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,553
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,660
	West View Municipal Authority Water Revenue	4.000%	11/15/38	1,625	1,778
	West View Municipal Authority Water Revenue	4.000%	11/15/39	1,400	1,528
	West York Area School District GO	5.000%	4/1/33	4,265	4,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	3,100	3,124
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	8,000	8,747
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,739
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	2,775	3,064
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	5,430	6,114
[3]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	7,096
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,589
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,718
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/34	1,000	1,118
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	1,038
[1]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	2,143
[1]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,493
[1]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	2,800	3,093
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,786
[1]	William Penn School District GO	3.000%	11/15/34	2,595	2,716
[1]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,771
	Wyomissing Area School District GO	4.000%	2/1/38	800	887
	York County PA GO	5.000%	6/1/33	1,020	1,120
	York County PA GO	4.000%	3/1/34	3,000	3,360
	York County PA GO, Prere.	5.000%	6/1/23	5,000	5,251
					4,268,180
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	232
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	575	615
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,072
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	725
					2,644
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	685	651
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,269	1,123
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,106	1,762
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,750	1,365
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	10,471	11,440
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,376	1,503
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	85	94
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	120	133
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	295	95

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,795	3,127
				21,293
Total Tax-Exempt Municipal Bonds (Cost $4,140,489)				4,292,117
Total Investments (99.3%) (Cost $4,140,489)				4,292,117
Other Assets and Liabilities—Net (0.7%)				28,121
Net Assets (100%)				4,320,238
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $73,417,000, representing 1.7% of net assets.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Securities with a value of $939,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	441	52,162	247

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2022	(128)	(18,090)	(193)
Ultra Long U.S. Treasury Bond	June 2022	(105)	(19,523)	(246)
				(439)
				(192)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,292,117	—	4,292,117
Derivative Financial Instruments
Assets
Futures Contracts[1]	247	—	—	247
Liabilities
Futures Contracts[1]	439	—	—	439
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.